RESEARCH AND DEVELOPMENT PAYMENTS (Details) (USD $)	Mar. 31, 2013
ENTRY INTO AGRIBUSINESS DEVELOPMENT AGREEMENT
AGPL could receive a fee of up to 275,000 Singapore dollars, plus related expenses estimated	$ 274,000
Percentage of commission not less than	2.00%
First year lease payment	30,000
Six month lease payment	15,000
Aggregate security deposit	$ 45,000